Discontinued Operations (Detail Textual) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Discontinued Operations [Textual]
Asset purchase and sale agreement description	The purchase price for the Anchor Assets was equal to (1) approximately $4,445,000 which represented 110% of the total funds outstanding associated with the Portfolio Accounts which resulted in a gain of approximately $445,000 plus (2) an amount equal to 50% of the factoring fee and interest income earned by the Portfolio Accounts during the 12 month period following acquisition.		The purchase price for the Anchor Assets was equal to (1) approximately $4,445,000 which represented 110% of the total funds outstanding associated with the Portfolio Accounts which resulted in a gain of approximately $445,000 plus (2) an amount equal to 50% of the factoring fee and interest income earned by the Portfolio Accounts during the 12 month period following acquisition.
Purchase price of the assets	$ 4,445,000		$ 4,445,000
Gain on purchase of assets	445,000		4,445,000
Gain from the sale of discontinued operation	120,484	788,015	788,015
Earnout payments	$ 120,484		$ 342,541